LEASES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Cash outflows related to operating leases	$ 1.4	$ 1.6	$ 2.9	$ 3.5	$ 3.7